Property, equipment, intangible assets and leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment
(a)    Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Other	Total

Balance as of January 1, 2020	34,447	27,756	1,544	78,717	—	—	142,464
Additions	15,457	5,539	1,239	2,650	120,279	—	145,164
Write-offs	(2,432)	(6,191)	(535)	(41,376)	(963)	—	(51,497)
Transfers	(2,411)	516	(820)	14,279	(17,706)	—	(6,142)
Depreciation in the year	(11,179)	(5,004)	(425)	(9,349)	—	—	(25,957)
Balance as of December 31, 2020	33,882	22,616	1,003	44,921	101,610	—	204,032
Cost	53,871	32,592	2,158	54,890	101,610	—	245,121
Accumulated depreciation	(19,989)	(9,976)	(1,155)	(9,969)	—	—	(41,089)

Balance as of January 1, 2021	33,882	22,616	1,003	44,921	101,610	—	204,032
Additions	37,469	93	229	4	63,250	34,399	135,444
Write-offs	(298)	(728)	(170)	(375)	(729)	—	(2,300)
Transfers	5	(15)	15	—	—	—	5
Foreign Exchange	(31)	245	(327)	3	—	—	(110)
Depreciation in the year	(13,096)	(3,990)	(60)	(5,353)	(35)	(573)	(23,107)
Balance as of December 31, 2021	57,931	18,221	690	39,200	164,096	33,826	313,964
Cost	89,376	31,813	1,584	54,535	164,096	34,399	375,803
Accumulated depreciation	(31,445)	(13,592)	(894)	(15,335)	—	(573)	(61,839)

Balance as of January 1, 2022	57,931	18,221	690	39,200	164,096	33,826	313,964
Additions	10,775	152	1,542	245	31,849	—	44,563
Write-offs	—	—	—	—	(1,179)	—	(1,179)
Transfers	101	41	—	104	(15,264)	—	(15,018)
Foreign Exchange	21	(58)	—	(407)	—	—	(444)
Depreciation in the year	(18,774)	(3,649)	(93)	(5,019)	(17)	(3,440)	(30,992)
Balance as of December 31, 2022	50,054	14,707	2,139	34,123	179,485	30,386	310,894
Cost	101,101	31,291	2,557	54,553	179,485	34,399	403,386
Accumulated depreciation	(51,047)	(16,584)	(418)	(20,430)	—	(4,013)	(92,492)

Summary of intangible assets
(b)    Intangible assets

	Software	Goodwill	Customer list	Trademarks	Other intangible assets	Total

Balance as of January 1, 2020	66,310	382,500	60,599	16,488	27,555	553,452
Additions	117,129	—	1,188	—	28,051	146,368
Business combination (Note 5(ii))	8,143	91,866	2,181	3,314	—	105,504
Write-offs	(22,064)	—	—	—	—	(22,064)
Transfers	2,857	—	—	—	3,285	6,142
Amortization in the year	(57,222)	—	(5,683)	(9,054)	(3,881)	(75,840)
Balance as of December 31, 2020	115,153	474,366	58,285	10,748	55,010	713,562
Cost	219,029	474,366	76,050	52,616	55,010	877,071
Accumulated amortization	(103,876)	—	(17,765)	(41,868)	—	(163,509)

Balance as of January 1, 2021	115,153	474,366	58,285	10,748	55,010	713,562
Additions	146,761	—	40,000	—	30,808	217,569
Business combination (Note 5(ii))	1,734	68,379	—	485	—	70,598
Write-offs	(13,536)	—	—	(1,000)	(2,675)	(17,211)
Transfers	51,994	—	—	485	(52,484)	(5)
Foreign Exchange	(971)	—	—	341	204	(426)
Amortization in the year	(148,803)	—	(5,796)	(8,492)	(21)	(163,112)
Balance as of December 31, 2021	152,332	542,745	92,489	2,567	30,842	820,975
Cost	303,724	542,745	116,050	88,877	30,918	1,082,314
Accumulated amortization	(151,392)	—	(23,561)	(86,310)	(76)	(261,339)

Balance as of January 1, 2022	152,332	542,745	92,489	2,567	30,842	820,975
Additions	13,655	—	13,000	—	55,757	82,412
Business combination (Note 5(ii))	—	60,037	—	—	—	60,037
Write-offs	(7,337)	(156)	(12,133)	—	—	(19,626)
Transfers	10,125	(7,404)	(21,189)	18,468	—	—
Foreign Exchange	(3,986)	—	—	—	(1)	(3,987)
Amortization in the year	(76,450)	—	(10,663)	(8,495)	(21)	(95,629)
Balance as of December 31, 2022	88,339	595,222	61,504	12,540	86,577	844,182
Cost	276,195	595,222	141,252	25,000	86,674	1,124,343
Accumulated amortization	(187,856)	—	(79,748)	(12,460)	(97)	(280,161)

Disclosure of quantitative information about right-of-use assets [text block]
d)    Leases
Set out below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities

As of January 1, 2021	183,134	208,448
Additions (i)	116,248	116,248
Depreciation expense	(45,511)	—
Write-offs	(856)	—
Interest expense	—	17,488
Revaluation	25,305	24,234
Effects of exchange rate	6,189	7,486
Payment of lease liabilities	—	(55,349)
As of December 31, 2021	284,509	318,555

Current	—	71,925
Non-current	284,509	246,630

As of January 1, 2022	284,509	318,555
Additions (i)	49,764	49,853
Depreciation expense	(79,256)	—
Interest expense	—	22,794
Revaluation	8,929	(89)
Effects of exchange rate	(5,455)	(5,820)
Payment of lease liabilities	—	(99,655)
As of December 31, 2022	258,491	285,638

Current	—	69,722
Non-current	258,491	215,916

(i)Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.